Intangible assets (Tables)	12 Months Ended
Dec. 31, 2025
Intangible assets
Balances and changes in intangible assets

	Weighted average useful life (years)	Balance as of December 31, 2024	Additions	Amortization	Transfers (i)	Write-offs	Translation adjustment	Acquisition of subsidiaries (ii)	Balance as of December 31, 2025
Cost:
Goodwill (a)	-	982,359	‐	‐	‐	(51,100)	‐	436,187	1,367,446
Software (b)	5	1,707,645	330,898	‐	13,486	(34,494)	(1,604)	146,530	2,162,461
Customer contracts	12	‐	‐	‐	‐	‐	(210)	838,359	838,149
Distribution rights	13	176,687	40,932	‐	8,918	‐	‐	29,092	255,629
Brands (c)	-	61,366	‐	‐	‐	(11)	‐	-	61,355
Trademark rights (c)	30	121,001	28	‐	9,868	‐	‐	‐	130,897
Intangible assets in progress	‐	‐	13,409	‐	(6,223)	(2,204)	-	34,438	39,420
Decarbonization credits (CBIO)	-	322	370,501	‐	‐	(370,823)	‐	‐	‐
Others	3	10,611	61	‐	4,151	(43)	‐	1,690	16,470
		3,059,991	755,829	‐	30,200	(458,675)	(1,814)	1,486,296	4,871,827
Accumulated amortization:
Software	‐	(1,013,618)	‐	(253,814)	(1,081)	33,680	252	(103,233)	(1,337,814)
Customer contracts	‐	‐	‐	(48,553)	‐	‐	129	(4,517)	(52,941)
Distribution rights	‐	(110,819)	‐	(10,711)	‐	-	‐	-	(121,530)
Trademark rights	‐	(22,997)	‐	(7,819)	(9,703)	3,084	‐	-	(37,435)
Others	‐	(4,227)	‐	(8,415)	4,741	2,272	‐	-	(5,629)
		(1,151,661)	‐	(329,312)	(6,043)	39,036	381	(107,750)	(1,555,349)

Intangible assets, net		1,908,330	755,829	(329,312)	24,157	(419,639)	(1,433)	1,378,546	3,316,478

(i)	Refers to R$ 24,157 received in transfer from property, plant and equipment.
(ii)	The total amounts of acquisitions made by the Company are substantially related to Hidrovias do Brasil (see Note 27.b).

	Weighted average useful life (years)	Balance as of December 31, 2023	Additions	Amortization	Transfers	Write-offs	Translation adjustment	Acquisition of subsidiaries	Balance as of December 31, 2024
Cost:
Goodwill (a)	-	943,125	‐	-	(115)	-	‐	39,349	982,359
Software (b)	5	1,503,601	226,098	‐	(18,475)	(3,969)	108	282	1,707,645
Distribution rights	14	155,174	20,101	‐	1,412	-	‐	‐	176,687
Brands (c)	-	62,303	‐	‐	(948)	‐	‐	11	61,366
Trademark rights (c)	30	120,960	41	‐	‐	`‐	‐	‐	121,001
Others	3	15,127	224	‐	(4,211)	(529)	‐	‐	10,611
Decarbonization credits (CBIO)	-	710,710	713,453	‐	(389)	(1,423,452)	‐	‐	322
		3,511,000	959,917	-	(22,726)	(1,427,950)	108	39,642	3,059,991
Accumulated amortization:
Software		(826,773)	‐	(222,487)	32,886	2,756	‐	-	(1,013,618)
Distribution rights		(106,145)	‐	(4,860)	16	170	‐	‐	(110,819)
Trademark rights		(18,931)	‐	(4,389)	‐	323	‐	‐	(22,997)
Others		(5,234)	‐	(301)	-	1,308	‐	‐	(4,227)
		(957,083)	‐	(232,037)	32,902	4,557	‐	-	(1,151,661)

Intangible assets, net		2,553,917	959,917	(232,037)	10,176	(1,423,393)	108	39,642	1,908,330

	Weighted average useful life (years)	Balance as of 12/31/2022	Additions	Amortization	Transfers (i)	Write-offs	Foreign exchange variations	Acquisition of subsidiaries	Balance as of 12/31/2023

Cost:
Goodwill (a)	-	917,775	-	‐	‐	-	‐	25,350	943,125
Software (b)	5	1,299,088	273,310	‐	1,086	(79,909)	‐	10,026	1,503,601
Distribution rights	15	114,593	1,357	‐	‐	-	‐	39,224	155,174
Brands (c)	-	65,647	-	‐	‐	-	(3,344)	‐	62,303
Trademark rights (c)	30	114,792	25	‐	‐	-	‐	6,143	120,960
Others	3	177	‐	‐	‐	(3)	‐	14,953	15,127
Decarbonization credits (CBIO)	-	232,305	778,885	‐	‐	(300,480)	‐	‐	710,710
		2,744,377	1,053,577	‐	1,086	(380,392)	(3,344)	95,696	3,511,000
Accumulated amortization:
Software		(708,659)	‐	(192,976)	‐	79,720	‐	(4,858)	(826,773)
Distribution rights		(102,037)	‐	(2,956)	‐	‐	‐	(1,152)	(106,145)
Trademark rights		(14,930)	‐	(3,889)	‐	‐	‐	(112)	(18,931)
Others		(402)	‐	(4,835)	‐	3	‐	‐	(5,234)
		(826,028)	‐	(204,656)	‐	79,723	‐	(6,122)	(957,083)

Net amount		1,918,349	1,053,577	(204,656)	1,086	(300,669)	(3,344)	89,574	2,553,917

(i)	Refers to R$ 1,086 transferred to intangible assets and R$ 4,491 transferred from right-of-use assets.

Balance of the goodwill
	Segment	12/31/2025	12/31/2024
Goodwill on the acquisition of:
Hidrovias (28.b)	Hidrovias	341,084	‐
Ipiranga (i)	Ipiranga	276,724	276,724
União Terminais	Ultracargo	211,089	211,089
Texaco	Ipiranga	177,759	177,759
Iconic (CBLSA)	Ipiranga	69,807	69,807
Neoagro Diesel	Ipiranga	62,833	‐
Stella	Ultragaz	51,951	103,051
Temmar	Ultracargo	43,781	43,781
Ultragaz Comercializadora de Energia	Ultragaz	42,260	52,038
Petrovila	Ipiranga	34,934	‐
DNP	Ipiranga	24,736	24,736
Repsol	Ultragaz	13,403	13,403
Neogás	Ultragaz	7,761	7,761
Mi TRR	Ipiranga	5,383	‐
Baden	Hidrovias	1,731	-
Serra Diesel	Ultrapar	1,413	1,413
TEAS	Ultracargo	797	797
		1,367,446	982,359